Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2023
Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2024
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund)
Prospectus:	rr_ProspectusTable
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.12%	[1]
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.13%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.12%
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Class A
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(14.19%)
5 Years	rr_AverageAnnualReturnYear05	1.04%
10 Years	rr_AverageAnnualReturnYear10	0.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(16.01%)
5 Years	rr_AverageAnnualReturnYear05	(0.15%)
10 Years	rr_AverageAnnualReturnYear10	(0.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(8.32%)
5 Years	rr_AverageAnnualReturnYear05	0.34%
10 Years	rr_AverageAnnualReturnYear10	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Classes A and C) | (Allspring Real Return Fund) | Class C
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.81%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Class R6) | (Allspring Real Return Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20221	[2]
(Allspring Real Return Fund - Class R6) | (Allspring Real Return Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Real Return Fund - Class R6) | (Allspring Real Return Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Real Return Fund - Class R6) | (Allspring Real Return Fund) | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.12%	[3]
(Allspring Real Return Fund - Class R6) | (Allspring Real Return Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.13%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%
(Allspring Real Return Fund - Class R6) | (Allspring Real Return Fund) | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.12%
(Allspring Real Return Fund - Class R6) | (Allspring Real Return Fund) | Class R6
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.86%)
5 Years	rr_AverageAnnualReturnYear05	2.38%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[4]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.12%	[4]
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.13%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.12%
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.98%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.88%)
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Administrator Class) | (Allspring Real Return Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.83%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2003
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/20221	[5]
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.21%)
5 Years	rr_AverageAnnualReturnYear05	8.79%
10 Years	rr_AverageAnnualReturnYear10	12.13%
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.12%	[6]
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(19.13%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.85%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	1.12%
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.91%)
5 Years	rr_AverageAnnualReturnYear05	2.33%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.92%)
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016
(Allspring Real Return Fund - Institutional Class) | (Allspring Real Return Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.78%)
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	0.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2016

[1]
1.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

[2]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher.

[3]
2.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

[4]
1.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

[5]
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class Institutional expenses. If these expenses had been included, returns for Institutional Class would be higher.

[6]
2.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.